Fees Summary	Jan. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,300,000,000.00
Previously Paid Amount	352,130.00
Total Fee Amount	352,130.00
Total Offset Amount	0.00
Net Fee	$ 0.00